Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Company Recognized Revenue Disaggregated
The Company recognized revenue disaggregated by timing as follows for the periods presented (in thousands):

	December 31,
	2024	2023
Point in time	$14,839	$16,946
Over time	94	—

Total revenues	$14,933	$16,946